Share Capital and Dividends - Additional Information (Details)							5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 26, 2019 CAD ($)	Mar. 26, 2019 $ / shares	Nov. 02, 2018	Nov. 01, 2018 CAD ($) shares	Nov. 01, 2018 CAD ($) $ / shares shares	Oct. 31, 2018 CAD ($) shares $ / shares	Mar. 31, 2019 CAD ($) shares	Oct. 31, 2018 shares	Mar. 31, 2019 CAD ($) shares Vote $ / shares	Mar. 31, 2019 USD ($) Vote shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($)	Apr. 03, 2017 CAD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Common stock, cancelled						$ 1.00
Private placement offer price | $ / shares						$ 4.50
Accumulated dividends declared and paid									$ 2,531,000			$ 126,000
Share issuance, net of share issue costs									$ 50,047,000		$ 8,000	16,990,000
Issuance of shares on business acquisition, shares | shares									17,458,348	17,458,348
Value of vested shares											$ 1,793,000
Number of share options exercised in share-based payment arrangement | shares											2,500
Share redemption discount											$ 33,557
Equity exchange ratio			1.1918
Options issued | shares				660,000	660,000		20,000		20,000
Number of subordinated voting shares purchased | shares				660,000			20,000
Exercise price				$ 4.50	$ 4.50		$ 3.90		$ 3.90
Exercised									3,750		3,800	3,290
Fully vested aggregate DSU	$ 23,865			25,928
Fair value issue price | $ / shares		$ 3.85			$ 4.50
Deferred share units	$ 91,880			$ 116,676					$ 209,000
Edgewater Stock Option
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares under option | shares							1.1918		1.1918
Number of stock option | shares							1		1
Reduction in strike price per stock option										$ 1.15
Equity exchange ratio									1.1918	1.1918
Pro2p
Disclosure Of Classes Of Share Capital [Line Items]
Value of vested shares									$ 260,000		908,000
Alithya Digital Technology Corporation
Disclosure Of Classes Of Share Capital [Line Items]
Value of vested shares									$ 815,000
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Market value of private placement offer price | $ / shares									$ 4.50
Class A
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued as settlement of obligations | shares									307,230	307,230
Value of shares issued as settlement of obligations									$ 1,384,421
Aggregate stated number of shares repurchased | shares									95,970	95,970
Aggregate stated value of shares repurchased									$ 251,615
Cash consideration for repurchase									431,752
Premium on share redemption recorded to deficit									180,137
Number of instruments issued | shares						11,736,055		11,736,055
Share issuance, net of share issue costs						$ 52,812,248
Share issue costs incurred						2,764,885
Net deferred tax liabilities							$ 714,000		$ 714,000
Class A | Old Alithya
Disclosure Of Classes Of Share Capital [Line Items]
Share issuance, net of share issue costs											$ 1,309,222,000
Number of shares exchanged | shares											35,492
Paid-up capital											$ 134,898
Number of shares issued | shares											344,459
Issuance of shares on business acquisition, shares | shares											1,146,707
Stock based payments											$ 1,424,777
Number of shares issued without restriction | shares											359,681
Number of shares issued and deposited in escrow | shares											787,026
Class AA Shares | Old Alithya
Disclosure Of Classes Of Share Capital [Line Items]
Number shares issued for exchanged | shares											35,492
Class D Shares Non Voting and Non Participating
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividends									10.00%	10.00%
Class F Shares Super Voting and Non Participating
Disclosure Of Classes Of Share Capital [Line Items]
Number of votes per share | Vote									100	100
Class G Shares Super Voting and Participating
Disclosure Of Classes Of Share Capital [Line Items]
Number of votes per share | Vote									10	10
Class I Shares Non Voting and Non Participating
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividends									20.00%	20.00%
Class J Shares Non Voting and Non Participating
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividends									10.00%	10.00%
Class K Shares Non Voting and Non Participating
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividends									4.00%	4.00%
Class L Shares Non Voting and Non Participating
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividends									4.00%	4.00%
Class K Shares | Class A
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in lieu of accumulated dividend | shares									103,704	103,704
Stated value of shares for dividends declared									$ 466,667
Class L Shares | Class A
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in lieu of accumulated dividend | shares									44,444	44,444
Stated value of shares for dividends declared									$ 200,000
Class AA Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued as settlement of obligations | shares									68,615	68,615
Value of shares issued as settlement of obligations									$ 308,769
Class J Shares
Disclosure Of Classes Of Share Capital [Line Items]
Accumulated dividends declared and paid						$ 1,864,383
Subordinate Voting Shares and Multiple Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of aggregate number of shares issued and outstanding									10.00%	10.00%
Multiple Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Stock options exercisable | shares							1,478,542		1,478,542
Number of stock options available to purchase of shares | shares									763,160	763,160
Bottom of range [member] | Class D Shares Non Voting and Non Participating
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividends									0.00%	0.00%
Bottom of range [member] | Class F Shares Super Voting and Non Participating
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividends									0.00%	0.00%
Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Employee’s basic contribution									10.00%	10.00%
Top of Range | Class D Shares Non Voting and Non Participating
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividends									15.00%	15.00%
Top of Range | Class F Shares Super Voting and Non Participating
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividends									15.00%	15.00%
Subordinate Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of votes per share | Vote									1	1
Number of share options exercised in share-based payment arrangement | shares							91,739
Class AA Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of votes per share | Vote									10	10
Class C Shares Non Voting and Non Participating | Bottom of range [member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividends									0.00%	0.00%
Class C Shares Non Voting and Non Participating | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividends									15.00%	15.00%
Class A
Disclosure Of Classes Of Share Capital [Line Items]
Share issuance, net of share issue costs											$ 8,218
Paid-up capital											$ 575,553
Number shares issued for exchanged | shares											1,916,577
Number of shares issued | shares											2,500
Number of shares redeemed | shares								95,970			143,845
Cash consideration for redemption											$ 541,996
Class A | Alithya Digital Technology Corporation
Disclosure Of Classes Of Share Capital [Line Items]
Number of instruments issued | shares													1,146,703
Stock based payments													$ 1,424,777
Class J Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares exchanged | shares											1,916,577
Paid-up capital											$ 5,500,000
Dividends in arrears											1,571,233	2,246,712
Class K Shares
Disclosure Of Classes Of Share Capital [Line Items]
Dividends in arrears											385,000	245,000
Class L Shares
Disclosure Of Classes Of Share Capital [Line Items]
Dividends in arrears											$ 165,000	$ 105,000